Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Products	$ 25,010	$ 11,663	$ 12,375
Services	1,172	1,158	1,699
Total revenue	26,182	12,821	14,074
Cost of revenues:
Products	17,807	10,594	11,139
Services	112	785	526
Total cost of revenue	17,919	11,379	11,665
Gross profit	8,263	1,442	2,409
Operating costs and expenses:
Research and development, net	1,575	758	693
Marketing and selling	2,137	2,269	2,357
General and administrative	2,568	1,814	1,513
Goodwill impairment			587
Total operating costs and expenses	6,280	4,841	5,150
Operating income (loss)	1,983	(3,399)	(2,741)
Financial expenses, net (Note 13)	156	1,521	3,577
Net income (loss) from continuing operations	1,827	(4,920)	(6,318)
Net income (loss) from discontinued operations	515	13	(179)
Net income (loss)	2,342	(4,907)	(6,497)
Net income (loss) attributable to non-controlling interest	103	3	(36)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ 2,239	$ (4,910)	$ (6,461)
Basic net income (loss) from continuing operations per Ordinary share	$ 0.07	$ (0.35)	$ (0.53)
Diluted net income (loss) from continuing operations per Ordinary share	0.06	(0.35)	(0.53)
Basic and diluted net income from discontinued operations per Ordinary share	0.02	0.00	0.00
Basic net income(loss) per Ordinary share	0.09	(0.35)	(0.53)
Diluted net income (loss) per Ordinary share	$ 0.08	$ (0.35)	$ (0.53)
Weighted average number of Ordinary shares used for computing basic net income (loss) per share	24,956,915	14,029,346	11,904,088
Weighted average number of Ordinary shares used for computing diluted net income (loss) per share	28,126,509	14,029,346	11,904,088